UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-24019

Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas 78256
 (Address of principal executive offices)                                        (Zip code)

Christopher J. Kelley, Victory Capital Management Inc. 60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Victory AMT-Free Municipal Fund

Class A

Ticker: PBMFX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory AMT-Free Municipal Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$40	0.79%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$408,278
Number of Holdings	118
Portfolio Turnover	21%

Top Industries* (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Development	3.9%
Education	4.1%
Power	4.3%
Water	5.9%
Tobacco Settlement	6.7%
Transportation	6.9%
Nursing Homes	7.4%
Higher Education	9.7%
Medical	18.6%
General Obligation	19.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PBMFX — SAR (6/26)

Victory AMT-Free Municipal Fund

Class C

Ticker: MNBCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory AMT-Free Municipal Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$77	1.54%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$408,278
Number of Holdings	118
Portfolio Turnover	21%

Top Industries* (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Development	3.9%
Education	4.1%
Power	4.3%
Water	5.9%
Tobacco Settlement	6.7%
Transportation	6.9%
Nursing Homes	7.4%
Higher Education	9.7%
Medical	18.6%
General Obligation	19.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNBCX — SAR (6/26)

Victory AMT-Free Municipal Fund

Class Y

Ticker: PBYMX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory AMT-Free Municipal Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$25	0.49%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$408,278
Number of Holdings	118
Portfolio Turnover	21%

Top Industries* (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Development	3.9%
Education	4.1%
Power	4.3%
Water	5.9%
Tobacco Settlement	6.7%
Transportation	6.9%
Nursing Homes	7.4%
Higher Education	9.7%
Medical	18.6%
General Obligation	19.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PBYMX — SAR (6/26)

Victory Pioneer Core Equity Fund

Class A

Ticker: PIOTX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.84%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,085,755
Number of Holdings	70
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.1%
Utilities	2.7%
Consumer Discretionary	4.2%
Consumer Staples	6.8%
Communication Services	7.3%
Energy	7.3%
Health Care	11.1%
Industrials	13.8%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.0%
Microsoft Corp.	3.7%
International Business Machines Corp.	3.6%
Wells Fargo & Co.	3.4%
Cisco Systems, Inc.	3.4%
United Parcel Service, Inc., Class B	3.3%
State Street Corp.	3.2%
Johnson & Johnson	2.7%
Exxon Mobil Corp.	2.3%
CMS Energy Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIOTX — SAR (6/26)

Victory Pioneer Core Equity Fund

Class C

Ticker: PCOTX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$83	1.61%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,085,755
Number of Holdings	70
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.1%
Utilities	2.7%
Consumer Discretionary	4.2%
Consumer Staples	6.8%
Communication Services	7.3%
Energy	7.3%
Health Care	11.1%
Industrials	13.8%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.0%
Microsoft Corp.	3.7%
International Business Machines Corp.	3.6%
Wells Fargo & Co.	3.4%
Cisco Systems, Inc.	3.4%
United Parcel Service, Inc., Class B	3.3%
State Street Corp.	3.2%
Johnson & Johnson	2.7%
Exxon Mobil Corp.	2.3%
CMS Energy Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PCOTX — SAR (6/26)

Victory Pioneer Core Equity Fund

Class R6

Ticker: PCEKX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$30	0.57%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,085,755
Number of Holdings	70
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.1%
Utilities	2.7%
Consumer Discretionary	4.2%
Consumer Staples	6.8%
Communication Services	7.3%
Energy	7.3%
Health Care	11.1%
Industrials	13.8%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.0%
Microsoft Corp.	3.7%
International Business Machines Corp.	3.6%
Wells Fargo & Co.	3.4%
Cisco Systems, Inc.	3.4%
United Parcel Service, Inc., Class B	3.3%
State Street Corp.	3.2%
Johnson & Johnson	2.7%
Exxon Mobil Corp.	2.3%
CMS Energy Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PCEKX — SAR (6/26)

Victory Pioneer Core Equity Fund

Class Y

Ticker: PVFYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$33	0.64%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,085,755
Number of Holdings	70
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.1%
Utilities	2.7%
Consumer Discretionary	4.2%
Consumer Staples	6.8%
Communication Services	7.3%
Energy	7.3%
Health Care	11.1%
Industrials	13.8%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.0%
Microsoft Corp.	3.7%
International Business Machines Corp.	3.6%
Wells Fargo & Co.	3.4%
Cisco Systems, Inc.	3.4%
United Parcel Service, Inc., Class B	3.3%
State Street Corp.	3.2%
Johnson & Johnson	2.7%
Exxon Mobil Corp.	2.3%
CMS Energy Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PVFYX — SAR (6/26)

Victory Pioneer Fund

Class A

Ticker: PIODX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$48	0.92%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$11,182,892
Number of Holdings	45
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.5%
Financials	6.8%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	9.0%
Industrials	13.1%
Information TechnologyFootnote Reference**	35.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.2%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIODX — SAR (6/26)

Victory Pioneer Fund

Class C

Ticker: PCODX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$89	1.71%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$11,182,892
Number of Holdings	45
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.5%
Financials	6.8%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	9.0%
Industrials	13.1%
Information TechnologyFootnote Reference**	35.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.2%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PCODX — SAR (6/26)

Victory Pioneer Fund

Class R

Ticker: PIORX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$66	1.26%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$11,182,892
Number of Holdings	45
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.5%
Financials	6.8%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	9.0%
Industrials	13.1%
Information TechnologyFootnote Reference**	35.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.2%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIORX — SAR (6/26)

Victory Pioneer Fund

Class R6

Ticker: PIOKX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$34	0.64%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$11,182,892
Number of Holdings	45
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.5%
Financials	6.8%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	9.0%
Industrials	13.1%
Information TechnologyFootnote Reference**	35.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.2%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIOKX — SAR (6/26)

Victory Pioneer Fund

Class Y

Ticker: PYODX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$34	0.64%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$11,182,892
Number of Holdings	45
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.5%
Financials	6.8%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	9.0%
Industrials	13.1%
Information TechnologyFootnote Reference**	35.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.2%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PYODX — SAR (6/26)

Victory Pioneer U.S. Government Money Market Fund

Class A

Ticker: PMTXX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$24	0.49%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$236,493
Number of Holdings	14
7 Day Net Yield	3.17%

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Treasury Obligations	59.8%
Repurchase Agreements	40.1%
Table Summary
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PMTXX — SAR (6/26)

Victory Pioneer U.S. Government Money Market Fund

Class Y

Ticker: PRYXX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$22	0.44%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$236,493
Number of Holdings	14
7 Day Net Yield	3.22%

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Treasury Obligations	59.8%
Repurchase Agreements	40.1%
Table Summary
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PRYXX — SAR (6/26)

(b)  Not applicable.

Item 2. Code of Ethics.

         Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

June 30, 2026
Semi-Annual: Full Financials
Victory AMT-Free Municipal Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements (Form N-CSR Item 7) 14

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios IV
Victory AMT-Free Municipal Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.8%)
Alabama (4.5%):
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 5/1/56 , (Put Date 5/1/32) (a) ............................... $ 1,000 $ 1,019
Series C , 5 .25% , 6/1/36 .............................................. 2,145 2,314
Series G , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 755 794
Series J , 5 .00% , 11/1/36 , Continuously Callable @100 ........................ 2,250 2,367
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 11,275 11,889
18,383
Arizona (0.2%):
Arizona IDA Revenue , 3 .00% , 2/1/45 , Continuously Callable @100 ................... 1,100 885
Arkansas (1.9%):
Fayetteville School District No. 1, GO , 4 .00% , 2/1/50 , Continuously Callable @100 ....... 8,000 7,561
California (5.4%):
California County Tobacco Securitization Agency Revenue , Series D , 6/1/55 , Continuously
Callable @13 (b) ................................................... 36,350 2,990
California Health Facilities Financing Authority Revenue , Series A , 3 .00% , 8/15/51 ,
Continuously Callable @100 ........................................... 7,000 5,278
Golden State Tobacco Securitization Corp. Revenue , Series B-2 , 6/1/66 , Continuously Callable
@28 (b) .......................................................... 75,000 7,774
M-S-R Energy Authority Revenue , Series B , 6 .50% , 11/1/39 ........................ 1,900 2,317
Pomona Unified School District, GO , Series A , 6 .55% , 8/1/29 ....................... 780 856
Santa Paula Unified School District, GO , Series D , 3 .00% , 8/1/49 , Continuously Callable
@100 ........................................................... 4,000 3,026
22,241
Colorado (2.3%):
Colorado Health Facilities Authority Revenue
Series A , 3 .00% , 11/15/51 , Continuously Callable @100 ....................... 5,000 3,815
Series A , 5 .13% , 12/1/55 , Continuously Callable @103 ........................ 3,500 3,528
Denver Health & Hospital Authority Revenue
Series A , 5 .13% , 12/1/50 , Continuously Callable @100 ........................ 1,000 1,008
Series A , 6 .00% , 12/1/55 , Continuously Callable @100 ........................ 1,000 1,077
9,428
Florida (8.5%):
Brevard County Health Facilities Authority Revenue , Series A , 5 .00% , 4/1/52 , Continuously
Callable @100 ..................................................... 4,000 4,058
County of Miami-Dade Water & Sewer System Revenue , Series B , 3 .00% , 10/1/49 ,
Continuously Callable @100 ........................................... 10,000 7,611
Florida State Board of Governors Florida International University Dormitory Revenue , Series
A , 3 .00% , 7/1/46 , Continuously Callable @100 ............................. 3,000 2,371
Hillsborough County IDA Revenue , 3 .50% , 8/1/55 , Continuously Callable @100 ......... 6,255 4,973
State of Florida Department of Transportation Turnpike System Revenue
Series B , 4 .00% , 7/1/54 , Continuously Callable @100 ......................... 4,000 3,724
Series C , 3 .00% , 7/1/51 , Continuously Callable @100 ......................... 16,000 12,043
34,780
Georgia (4.4%):
Development Authority of Appling County Revenue , Series GA , 0 .95% , 9/1/41 , Continuously
Callable @100 (c) ................................................... 2,600 2,600
Main Street Natural Gas, Inc. Revenue , Series A , 4 .00% , 5/15/39 , Continuously Callable @100 2,000 1,968
Savannah Georgia Convention Center Authority Revenue , Series A , 5 .25% , 6/1/61 ,
Continuously Callable @100 ........................................... 1,500 1,507
The Development Authority of Burke County Revenue , Series 1 , 0 .80% , 7/1/49 , Continuously
Callable @100 (c) ................................................... 6,270 6,270
The Development Authority of Burke County Revenue (NBGA - Southern Co.) , Series GA ,
1 .00% , 11/1/52 , Continuously Callable @100 (c) ............................. 5,710 5,710
18,055
Idaho (0.8%):
Idaho Housing & Finance Association Revenue , 5 .38% , 11/1/38 , Continuously Callable
@100 (d) ......................................................... 2,975 3,088
Illinois (4.3%):
Chicago O'Hare International Airport Revenue , Series B , 5 .50% , 1/1/59 , Continuously Callable
@100 ........................................................... 2,000 2,120

Victory Portfolios IV
Victory AMT-Free Municipal Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
City of Chicago, GO , Series A , 5 .50% , 1/1/49 , Continuously Callable @100 ............. $ 8,350 $ 8,393
Illinois Finance Authority Revenue , Series A , 5 .25% , 10/1/54 , Continuously Callable @100 . 4,000 4,229
Illinois Housing Development Authority Revenue , Series H-1 , 4 .50% , 7/1/62 , Continuously
Callable @100 ..................................................... 2,000 1,938
Metropolitan Pier & Exposition Authority Revenue , 7 .00% , 7/1/26 , ETM ............... 715 715
17,395
Indiana (2.9%):
Indiana Finance Authority Revenue
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,300 1,300
Series A , 5 .38% , 3/1/55 , Continuously Callable @103 ......................... 2,000 2,045
Series A , 5 .00% , 7/1/59 , Continuously Callable @100 ......................... 1,600 1,595
Series A , 5 .25% , 7/1/64 , Continuously Callable @100 ......................... 1,500 1,518
Indianapolis Local Public Improvement Bond Bank Revenue , Series B1 , 5 .25% , 1/1/55 ,
Continuously Callable @100 ........................................... 5,000 5,276
11,734
Iowa (1.5%):
Iowa Finance Authority Revenue , Series A , 5 .13% , 5/15/59 , Continuously Callable @103 ... 6,500 6,300
Kentucky (0.1%):
Kentucky Bond Development Corp. Revenue , Series A , 5 .50% , 10/31/56 , Continuously
Callable @100 ..................................................... 310 332
Louisiana (0.1%):
City of New Orleans, GO , Series A , 5 .50% , 12/1/51 , Continuously Callable @100 ........ 335 357
Maine (0.6%):
Maine Health & Higher Educational Facilities Authority Revenue
Series C , 5 .50% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,073
Series C , 5 .13% , 7/1/52 , Continuously Callable @100 ......................... 1,250 1,292
2,365
Massachusetts (4.3%):
Massachusetts Development Finance Agency Revenue
5 .25% , 7/1/52 , Continuously Callable @100 ............................... 4,530 4,573
5 .25% , 7/1/55 , Continuously Callable @103 ............................... 3,500 3,518
Series A , 5 .75% , 1/1/42 .............................................. 4,000 4,606
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 2,500 2,328
Series A , 5 .50% , 8/15/50 , Continuously Callable @100 ........................ 2,500 2,650
17,675
Missouri (0.7%):
Health & Educational Facilities Authority of the State of Missouri Revenue , Series AG , 4 .00% ,
11/15/45 , Continuously Callable @100 ................................... 3,000 2,835
Nebraska (2.6%):
The University of Nebraska Facilities Corp. Revenue , Series B , 3 .00% , 7/15/54 , Continuously
Callable @100 ..................................................... 14,750 10,728
New Hampshire (1.3%):
New Hampshire Health and Education Facilities Authority Act Revenue , Series A , 5 .00% ,
8/1/59 ........................................................... 5,000 5,213
New Jersey (1.0%):
New Jersey Housing & Mortgage Finance Agency Revenue , Series K , 4 .70% , 10/1/50 ,
Continuously Callable @100 ........................................... 2,500 2,557
The Passaic County Improvement Authority Revenue
4 .50% , 7/1/40 , Continuously Callable @100 ............................... 1,000 1,006
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 500 514
4,077
New Mexico (0.5%):
New Mexico Mortgage Finance Authority Revenue , Series C , 5 .10% , 9/1/55 , Continuously
Callable @100 ..................................................... 1,980 2,029
New York (12.1%):
Albany Capital Resource Corp. Revenue , 4 .75% , 6/1/54 , Continuously Callable @100 ..... 1,200 1,137
City of Cortland, GO , Series A , 6 .00% , 5/14/27 , Continuously Callable @100 ............ 1,000 1,001
City of New York, GO
Series B-3 , 0 .95% , 10/1/46 , Continuously Callable @100 (c) .................... 12,440 12,440
Series F-1 , 3 .00% , 3/1/51 , Continuously Callable @100 ....................... 3,000 2,240

Victory Portfolios IV
Victory AMT-Free Municipal Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Metropolitan Transportation Authority Revenue , Series A , 4 .00% , 11/15/48 , Continuously
Callable @100 ..................................................... $ 3,000 $ 2,756
New York City Housing Development Corp. Revenue , 3 .05% , 5/1/50 , Continuously Callable
@100 ........................................................... 4,000 3,033
New York City Transitional Finance Authority Future Tax Secured Revenue , Series E , 5 .50% ,
11/1/49 , Continuously Callable @100 .................................... 5,000 5,471
New York Counties Tobacco Trust IV Revenue , Series F , 6/1/60 , Continuously Callable
@10 (b) .......................................................... 40,000 2,148
New York Liberty Development Corp. Revenue
Series A , 3 .00% , 11/15/51 , Continuously Callable @100 ....................... 2,500 1,804
Series A , 3 .00% , 11/15/51 , Continuously Callable @100 ....................... 7,500 5,588
New York State Dormitory Authority Revenue
5 .50% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,055
5 .25% , 10/1/49 , Continuously Callable @100 ............................... 500 521
3 .00% , 2/1/50 , Continuously Callable @100 ............................... 2,000 1,486
Series A , 3 .00% , 7/1/48 , Continuously Callable @100 ......................... 9,000 6,750
Series A , 5 .25% , 3/15/52 , Pre-refunded 3/15/34 @ 100 ........................ 5 6
Suffolk Regional Off-Track Betting Corp. Revenue , 6 .00% , 12/1/53 , Continuously Callable
@100 ........................................................... 2,000 2,047
49,483
North Carolina (2.3%):
County of Union NC Enterprise System Revenue , 3 .00% , 6/1/51 , Continuously Callable @100 4,000 3,069
North Carolina Medical Care Commission Revenue
5 .25% , 12/1/54 , Continuously Callable @100 ............................... 3,540 3,628
Series A , 5 .25% , 1/1/55 , Continuously Callable @103 ......................... 2,500 2,602
9,299
Ohio (3.6%):
Buckeye Tobacco Settlement Financing Authority Revenue
Series A-2 , 4 .00% , 6/1/48 , Continuously Callable @100 ....................... 2,000 1,773
Series B-2 , 5 .00% , 6/1/55 , Continuously Callable @100 ....................... 5,000 3,925
State of Ohio Revenue , Series A , 4 .00% , 1/15/50 , Continuously Callable @100 .......... 10,000 8,966
14,664
Oregon (0.7%):
Medford Hospital Facilities Authority Revenue , Series A , 3 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 4,120 3,038
Pennsylvania (6.9%):
Allentown Commercial and Industrial Development Authority Revenue , 5 .00% , 7/1/59 ,
Continuously Callable @100 (d) ........................................ 3,500 3,186
Delaware County IDA Revenue , Series A , 5 .13% , 6/1/46 , Continuously Callable @100 (d) ... 3,725 3,665
Lancaster Municipal Authority Revenue
Series A , 5 .00% , 5/1/49 , Continuously Callable @103 ......................... 900 891
Series B , 5 .00% , 5/1/54 , Continuously Callable @103 ......................... 400 392
Series B , 5 .00% , 5/1/59 , Continuously Callable @103 ......................... 530 516
Montgomery County Higher Education and Health Authority Revenue , Series B , 3 .25% ,
5/1/55 , Continuously Callable @100 ..................................... 8,000 5,797
Montgomery County IDA Revenue
4 .00% , 3/1/49 , Continuously Callable @100 ............................... 3,000 2,636
5 .25% , 11/1/54 , Continuously Callable @100 ............................... 1,250 1,250
Pennsylvania Housing Finance Agency Revenue , Series 149A , 5 .20% , 4/1/53 , Continuously
Callable @100 ..................................................... 2,500 2,579
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series A , 4 .00% , 12/1/51 ,
Continuously Callable @100 ........................................... 8,000 7,344
28,256
Puerto Rico (3.7%):
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue , Series A-1 , 5 .00% , 7/1/58 ,
Continuously Callable @100 ........................................... 15,000 14,944
Rhode Island (2.1%):
Tender Option Bond Trust Receipts/Certificates Revenue , Series 2019-XM0721 , 6 .34% , 9/1/47 ,
Continuously Callable @100 (d) ........................................ 7,050 5,726
Tobacco Settlement Financing Corp. Revenue , Series B , 6/1/52 , Continuously Callable @21 (b) 20,000 2,830
8,556

Victory Portfolios IV
Victory AMT-Free Municipal Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tennessee (0.8%):
Hamilton County & Chattanooga Sports Authority Revenue
Series A , 5 .75% , 12/1/50 , Continuously Callable @100 ........................ $ 1,250 $ 1,389
Series A , 6 .00% , 12/1/55 , Continuously Callable @100 ........................ 1,750 1,972
3,361
Texas (7.9%):
Central Texas Regional Mobility Authority Revenue , Series D , 3 .00% , 1/1/46 , Continuously
Callable @100 ..................................................... 3,000 2,424
Clifton Higher Education Finance Corp. Revenue
4 .50% , 8/15/54 , Continuously Callable @100 ............................... 2,250 2,180
Series A , 5 .25% , 2/15/49 , Continuously Callable @100 ........................ 2,000 2,095
Conroe Independent School District, GO , 4 .00% , 2/15/50 , Continuously Callable @100 .... 1,000 948
County of Bexar, GO , 3 .00% , 6/15/41 , Continuously Callable @100 .................. 2,000 1,704
EP Essential Housing WF PFC Revenue , 4 .25% , 12/1/34 , Continuously Callable @100 ..... 2,975 2,980
Greater Texas Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .25% , 6/1/54 ,
Continuously Callable @100 ........................................... 5,000 5,033
Gulf Coast IDA Revenue , 0 .90% , 11/1/41 , Continuously Callable @100 (c) .............. 1,305 1,305
Harris County Cultural Education Facilities Finance Corp. Revenue , 3 .00% , 10/1/51 ,
Continuously Callable @100 ........................................... 8,000 5,824
Lower Colorado River Authority Revenue , 5 .00% , 5/15/47 , Continuously Callable @100 ... 2,625 2,714
Tarrant County Cultural Education Facilities Finance Corp. Revenue , 3 .00% , 12/1/50 ,
Continuously Callable @100 ........................................... 5,000 3,699
Texas Water Development Board Revenue , 4 .80% , 10/15/52 , Continuously Callable @100 .. 1,500 1,522
32,428
Utah (4.4%):
City of Salt Lake City Airport Revenue , Series B , 5 .50% , 7/1/55 , Continuously Callable @100 3,000 3,252
Downtown Revitalization Public Infrastructure District Revenue , Series A , 5 .50% , 6/1/55 ,
Continuously Callable @100 ........................................... 3,000 3,217
Mida Cormont Public Infrastructure District, GO , Series A-1 , 6 .25% , 6/1/55 , Continuously
Callable @103 (d) ................................................... 1,500 1,592
Utah State University Revenue , Series B , 3 .00% , 12/1/49 , Continuously Callable @100 .... 13,110 9,844
17,905
Virginia (4.8%):
Loudoun County Economic Development Authority Revenue , 4 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 6,000 5,738
Tobacco Settlement Financing Corp. Revenue , Series B1 , 5 .00% , 6/1/47 , Continuously Callable
@100 ........................................................... 7,000 5,732
Virginia College Building Authority Revenue , Series C , 3 .00% , 9/1/51 , Continuously Callable
@100 ........................................................... 6,000 4,501
Virginia Small Business Financing Authority Revenue , Series A , 5 .50% , 12/1/54 , Continuously
Callable @102 ..................................................... 3,500 3,640
19,611
Washington (0.8%):
Washington State Housing Finance Commission Revenue
5 .50% , 7/1/59 , Continuously Callable @100 ............................... 1,000 1,016
Series A , 5 .25% , 7/1/51 , Continuously Callable @103 ......................... 125 131
Series A , 5 .25% , 7/1/55 , Continuously Callable @100 (d) ...................... 2,000 2,065
3,212
Wisconsin (0.8%):
Public Finance Authority Revenue , 5 .25% , 11/15/61 , Continuously Callable @103 ........ 3,000 3,091
Total Municipal Bonds (Cost $408,355)
a
a
a
403,309
Total Investments (Cost $408,355) — 98.8% 403,309
Other assets in excess of liabilities —  1.2% 4,969
NET ASSETS - 100.00% $ 408,278
(a) Put Bond.
(b) Zero-coupon bond.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $19,322
(thousands) and amounted to 4.7% of net assets.

Victory Portfolios IV
Victory AMT-Free Municipal Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
June 30, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory AMT-Free
Municipal Fund
Assets:
Investments, at value (Cost $408,355) $ 403,309
Cash 1,224
Receivables:
Interest 5,068
Capital shares issued 54
From Adviser 65
Prepaid expenses 44
Total Assets 409,764
Liabilities:
Payables:
Distributions 226
Investments purchased — (a)
Capital shares redeemed 881
Accrued expenses and other payables:
Investment advisory fees 161
Administration fees 15
Custodian fees 6
Transfer agent fees 36
Sub-Transfer agent fees 82
Trustees' fees 2
12b-1 fees 35
Other accrued expenses 42
Total Liabilities 1,486
Commitments and contingencies (Note 4 )
Net Assets:
Capital 590,454
Total accumulated earnings (loss) (182,176)
Net Assets $ 408,278
Net Assets:
Class A $ 324,704
Class C 5,431
Class Y 78,143
Total $ 408,278
Shares (unlimited number of shares authorized with no par value):
Class A 26,207
Class C 442
Class Y 6,330
Total 32,979
Net asset value, offering and redemption price per share:(b)
Class A $ 12.39
Class C(c) 12.28
Class Y 12.34
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 12.68
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended June 30, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory AMT-Free
Municipal Fund
Investment Income:
Interest $ 10,983
Total Income 10,983
Expenses:
Investment advisory fees 1,017
Administration fees 93
Sub-Administration fees 6
12b-1 fees — Class A 407
12b-1 fees — Class C 30
Custodian fees 6
Transfer agent fees — Class A 17
Transfer agent fees — Class C — (a)
Transfer agent fees — Class Y 10
Sub-Transfer agent fees — Class A 42
Sub-Transfer agent fees — Class C 1
Sub-Transfer agent fees — Class Y 62
Trustees' fees 8
Legal and audit fees 36
State registration and filing fees 35
Other expenses 12
Recoupment of prior expenses waived/reimbursed by Adviser 18
Total Expenses 1,800
Less fees paid indirectly (4)
Expenses waived/reimbursed by Adviser (236)
Net Expenses 1,560
Net Investment Income (Loss) 9,423
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 160
Net change in unrealized appreciation/depreciation on investment securities 2,085
Net realized/unrealized gains (losses) on investments 2,245
Change in net assets resulting from operations $ 11,668
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory AMT-Free Municipal Fund
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 9,423 $ 24,648
Net realized gains (losses) 160 (25,400)
Net change in unrealized appreciation/depreciation 2,085 (10,466)
Change in net assets resulting from operations 11,668 (11,218)
Distributions to Shareholders:
Class A (6,486) (17,430)
Class C (98) (334)
Class Y (1,992) (10,111)
Change in net assets resulting from distributions to shareholders (8,576) (27,875)
Change in net assets resulting from capital transactions (44,788) (223,785)
Change in net assets (41,696) (262,878)
Net Assets:
Beginning of period 449,974 712,852
End of period $ 408,278 $ 449,974
* Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory AMT-Free Municipal Fund
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 6,382 $ 26,582
Distributions reinvested 5,351 14,375
Cost of shares redeemed (24,869) (97,680)
Total Class A $ (13,136) $ (56,723)
Class C
Proceeds from shares issued $ 162 $ 400
Distributions reinvested 94 311
Cost of shares redeemed (1,633) (4,278)
Total Class C $ (1,377) $ (3,567)
Class Y
Proceeds from shares issued $ 18,010 $ 149,262
Distributions reinvested 1,630 4,737
Cost of shares redeemed (49,915) (317,494)
Total Class Y $ (30,275) $ (163,495)
Change in net assets resulting from capital transactions $ (44,788) $ (223,785)
Share Transactions:
Class A
Issued 521 2,128
Reinvested 436 1,157
Redeemed (2,031) (7,875)
Total Class A (1,074) (4,590)
Class C
Issued 13 32
Reinvested 8 25
Redeemed (135) (347)
Total Class C (114) (290)
Class Y
Issued 1,469 12,050
Reinvested 133 382
Redeemed (4,095) (25,497)
Total Class Y (2,493) (13,065)
Change in Shares (3,681) (17,945)
* Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory AMT-Free Municipal Fund
Class A*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $12.29 $13.08 $13.28 $12.67 $15.63 $15.70
Investment Activities:
Net investment income (loss)(a) 0.27 0.50 0.45 0.40 0.34 0.28
Net realized and unrealized gains (losses) 0.07 (0.70) (0.25) 0.59 (3.00) (0.05)
Total from Investment Activities 0.34 (0.20) 0.20 0.99 (2.66) 0.23
Distributions to Shareholders from:
Net investment income (0.24) (0.59)(b) (0.40) (0.38) (0.30) (0.28)
Net realized gains — — — — — (0.02)
Total Distributions (0.24) (0.59) (0.40) (0.38) (0.30) (0.30)
Net Asset Value, End of Period $12.39 $12.29 $13.08 $13.28 $12.67 $15.63
Total Return(c)(d) 2.82% (1.46)% 1.56% 8.01%(e) (17.05)% 1.45%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.79%(h) 0.79% 0.79% 0.79% 0.78% 0.79%
Net Investment Income (Loss)(f) 4.38% 3.99% 3.44% 3.14% 2.49% 1.80%
Gross Expenses(f)(g) 0.89%(h) 0.86% 0.84% 0.85% 0.80% 0.79%
Supplemental Data:
Net Assets at end of period (000's) $324,704 $335,212 $416,873 $470,765 $483,373 $688,823
Portfolio Turnover(c)(i) 21% 68% 76% 16% 21% 3%
* Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received
Class A, Class C, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount of distributions made to shareholders during the year were in excess of the net investment income earned by the Fund during the year.
The Fund has accumulated undistributed net investment income which is part of the Fund’s net asset value (“NAV”). A portion of the accumulated net investment income was distributed during the year.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. Without reimbursement, Class A’s total return would have been 7.93%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory AMT-Free Municipal Fund
Class C*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $12.18 $12.97 $13.17 $12.56 $15.49 $15.56
Investment Activities:
Net investment income (loss)(a) 0.22 0.40 0.35 0.30 0.23 0.16
Net realized and unrealized gains (losses) 0.08 (0.70) (0.25) 0.59 (2.96) (0.05)
Total from Investment Activities 0.30 (0.30) 0.10 0.89 (2.73) 0.11
Distributions to Shareholders from:
Net investment income (0.20) (0.49)(b) (0.30) (0.28) (0.20) (0.16)
Net realized gains — — — — — (0.02)
Total Distributions (0.20) (0.49) (0.30) (0.28) (0.20) (0.18)
Net Asset Value, End of Period $12.28 $12.18 $12.97 $13.17 $12.56 $15.49
Total Return(c)(d) 2.47% (2.26)% 0.79% 7.23%(e) (17.68)% 0.70%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.54%(h) 1.54% 1.54% 1.55% 1.55% 1.53%
Net Investment Income (Loss)(f) 3.67% 3.23% 2.69% 2.38% 1.68% 1.06%
Gross Expenses(f)(g) 1.65%(h) 1.62% 1.58% 1.60% 1.57% 1.53%
Supplemental Data:
Net Assets at end of period (000's) $5,431 $6,768 $10,960 $14,744 $17,357 $33,280
Portfolio Turnover(c)(i) 21% 68% 76% 16% 21% 3%
* Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received
Class A, Class C, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount of distributions made to shareholders during the year were in excess of the net investment income earned by the Fund during the year.
The Fund has accumulated undistributed net investment income which is part of the Fund’s net asset value (“NAV”). A portion of the accumulated net investment income was distributed during the year.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. Without reimbursement, Class C’s total return would have been 7.14%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory AMT-Free Municipal Fund
Class Y*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $12.24 $13.02 $13.22 $12.61 $15.57 $15.63
Investment Activities:
Net investment income (loss)(a) 0.28 0.53 0.49 0.44 0.37 0.32
Net realized and unrealized gains (losses) 0.08 (0.68) (0.25) 0.59 (2.99) (0.04)
Total from Investment Activities 0.36 (0.15) 0.24 1.03 (2.62) 0.28
Distributions to Shareholders from:
Net investment income (0.26) (0.63)(b) (0.44) (0.42) (0.34) (0.32)
Net realized gains — — — — — (0.02)
Total Distributions (0.26) (0.63) (0.44) (0.42) (0.34) (0.34)
Net Asset Value, End of Period $12.34 $12.24 $13.02 $13.22 $12.61 $15.57
Total Return(c)(d) 2.98% (1.11)% 1.87% 8.36%(e) (16.88)% 1.77%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.49%(h) 0.49% 0.49% 0.49% 0.49% 0.53%
Net Investment Income (Loss)(f) 4.70% 4.29% 3.74% 3.43% 2.78% 2.05%
Gross Expenses(f)(g) 0.74%(h) 0.67% 0.65% 0.66% 0.65% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $78,143 $107,995 $285,020 $429,594 $634,946 $967,904
Portfolio Turnover(c)(i) 21% 68% 76% 16% 21% 3%
* Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received
Class A, Class C, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount of distributions made to shareholders during the year were in excess of the net investment income earned by the Fund during the year.
The Fund has accumulated undistributed net investment income which is part of the Fund’s net asset value (“NAV”). A portion of the accumulated net investment income was distributed during the year.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. Without reimbursement, Class Y’s total return would have been 8.28%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Portfolios IV
14
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on May 2, 2025, is the successor to the Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”).
The Predecessor Fund transferred all of the net assets of Class A, Class C, and Class Y shares in exchange for the Fund’s Class A, Class C, and
Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and ﬁnancial history have become the performance and ﬁnancial history of the Fund. The Fund’s investment objective is to seek a high level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.
Effective May 2, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory AMT-Free Municipal Fund AMT-Free Municipal Fund Class A, Class C, and Class Y

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
15
(Unaudited)
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Fund did not have any securities on loan.
Level 1 Level 2 Level 3 Total
AMT-Free Municipal Fund
Municipal Bonds .............................................. $ — $ 403,309 $ — $ 403,309
Total ....................................................... $ — $ 403,309 $ — $ 403,309

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
16
(Unaudited)
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Excluding U.S. Government
Securities
Purchases Sales
AMT-Free Municipal Fund ................................................................... $ 84,511 $ 132,643
Adviser Fee Tier Rates
Up to $250
million
Over $250 million -
$750 million
Over $750
million - $2
billion
Over $2
billion
AMT-Free Municipal Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%, plus 0.45%, plus 0.40%, plus 0.35%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
17
(Unaudited)
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended June 30, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
The Distributor, an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution
Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended June 30, 2026, are reflected on the Statement of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2026, the
Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
AMT-Free Municipal Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
18
(Unaudited)
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the six months ended June 30, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Interest Rate Risk — The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.
Credit Risk — If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. The values of lower-quality debt securities tend to be particularly sensitive to these changes. Changes in actual or perceived creditworthiness may occur quickly. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. The Fund also could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
In effect until April 1, 2028
Class A Class C Class Y
AMT-Free Municipal Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.79% 1.54% 0.49%
Amount
AMT-Free Municipal Fund .............................................................................. $ 18
December 31,
2027
December 31,
2028 Total
AMT-Free Municipal Fund .......................................................... $ 471 $ 236 $ 707

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
19
(Unaudited)
6. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR Adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR Adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2026.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Short-Term
Amount
Long-Term
Amount Total
AMT-Free Municipal Fund ............................................... $ (16,345) $ (165,941) $ (182,286)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
2341-0626

June 30, 2026
Semi-Annual: Full Financials
Victory Pioneer Core Equity Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 12

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios IV
Victory Pioneer Core Equity Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.5%)
Communication Services (7.3%):
Alphabet, Inc. , Class A ................................................... 71,353 $ 25,499
Comcast Corp. , Class A .................................................. 1,624,185 39,874
Fox Corp. , Class A ...................................................... 85,029 4,435
Meta Platforms, Inc. , Class A .............................................. 38,466 21,668
Pinterest, Inc. , Class A (a) ................................................. 311,404 6,549
The Walt Disney Co. .................................................... 421,472 40,567
Verizon Communications, Inc. .............................................. 338,693 14,340
152,932
Consumer Discretionary (4.2%):
D.R. Horton, Inc. ....................................................... 150,702 24,546
Expedia Group, Inc. ..................................................... 32,112 8,217
Ford Motor Co. ........................................................ 2,687,809 37,360
Lowe's Cos., Inc. ....................................................... 76,143 16,789
86,912
Consumer Staples (6.8%):
Constellation Brands, Inc. , Class A .......................................... 112,083 15,589
Molson Coors Beverage Co. , Class B ......................................... 435,830 16,980
Sprouts Farmers Market, Inc. (a) ............................................ 159,161 13,462
Target Corp. .......................................................... 308,698 40,319
The Campbell's Company ................................................. 352,045 7,840
The Clorox Co. ........................................................ 219,193 20,920
The Kraft Heinz Co. ..................................................... 1,100,626 25,997
141,107
Energy (7.3%):
Antero Resources Corp. (a) ................................................ 269,040 9,454
ConocoPhillips Co. ..................................................... 382,585 39,774
Devon Energy Corp. ..................................................... 447,899 18,507
EQT Corp. ............................................................ 499,872 26,578
Expand Energy Corp. .................................................... 53,395 4,869
Exxon Mobil Corp. ..................................................... 348,078 47,589
Phillips 66 Co. ......................................................... 37,332 6,311
153,082
Financials (19.8%):
American International Group, Inc. .......................................... 222,857 16,610
Bank of America Corp. ................................................... 1,459,608 83,168
JPMorgan Chase & Co. .................................................. 21,230 6,949
Morgan Stanley ........................................................ 188,947 39,498
Northern Trust Corp. .................................................... 108,000 18,775
State Street Corp. ....................................................... 388,708 65,925
The Goldman Sachs Group, Inc. ............................................ 29,409 29,743
Truist Financial Corp. .................................................... 836,665 41,683
U.S. Bancorp .......................................................... 636,853 38,466
Wells Fargo & Co. ...................................................... 869,510 71,856
412,673
Health Care (11.1%):
Biogen, Inc. (a) ......................................................... 117,623 25,414
Bristol-Myers Squibb Co. ................................................. 685,425 39,494
Elevance Health, Inc. .................................................... 32,424 12,540
Johnson & Johnson ..................................................... 225,775 57,340
Medtronic PLC ........................................................ 330,501 25,855
Sanofi SA , ADR ........................................................ 799,487 34,106
Zimmer Biomet Holdings, Inc. ............................................. 420,224 36,177
230,926
Industrials (13.8%):
3M Co. .............................................................. 255,991 41,448
AGCO Corp. .......................................................... 118,481 14,182
Carrier Global Corp. ..................................................... 158,219 11,605
Caterpillar, Inc. ........................................................ 19,756 21,038

Victory Portfolios IV
Victory Pioneer Core Equity Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Deere & Co. .......................................................... 45,507 $ 28,867
Fortune Brands Innovations, Inc. ............................................ 427,130 23,449
Honeywell Aerospace, Inc. (a) .............................................. 41,675 9,214
Honeywell International, Inc. .............................................. 41,675 9,331
Owens Corning ........................................................ 137,248 21,817
Rockwell Automation, Inc. ................................................ 74,053 36,662
United Parcel Service, Inc. , Class B .......................................... 647,919 69,651
287,264
Information Technology (23.4%):
Accenture PLC , Class A .................................................. 248,957 30,980
Adobe, Inc. (a) ......................................................... 61,949 12,701
Advanced Micro Devices, Inc. (a) ............................................ 58,816 34,167
Cisco Systems, Inc. ..................................................... 609,766 71,623
HP, Inc. .............................................................. 748,888 16,431
International Business Machines Corp. ........................................ 264,012 74,243
Microsoft Corp. ........................................................ 204,248 76,189
NetApp, Inc. .......................................................... 109,588 16,960
NVIDIA Corp. ......................................................... 212,546 42,528
QUALCOMM, Inc. ..................................................... 237,297 43,850
Salesforce, Inc. ........................................................ 143,108 22,419
Texas Instruments, Inc. ................................................... 154,612 46,085
488,176
Materials (2.1%):
LyondellBasell Industries NV , Class A ........................................ 298,960 15,740
PPG Industries, Inc. ..................................................... 170,399 20,668
The Mosaic Co. ........................................................ 401,576 8,509
44,917
Utilities (2.7%):
CMS Energy Corp. ...................................................... 621,631 47,555
Eversource Energy ...................................................... 118,397 8,556
56,111
Total Common Stocks (Cost $1,579,148)
a
a
a
2,054,100
Total Investments (Cost $1,579,148) — 98.5% 2,054,100
Other assets in excess of liabilities —  1.5% 31,655
NET ASSETS - 100.00% $ 2,085,755
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
June 30, 2026
4
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Core Equity Fund
Assets:
Investments, at value (Cost $1,579,148) $ 2,054,100
Cash 33,281
Receivables:
Dividends and interest 1,455
Capital shares issued 189
Prepaid expenses 70
Total Assets 2,089,095
Liabilities:
Payables:
Investments purchased 1,160
Capital shares redeemed 575
Accrued expenses and other payables:
Investment advisory fees 863
Administration fees 76
Custodian fees 14
Transfer agent fees 90
Sub-Transfer agent fees 84
12b-1 fees 210
Other accrued expenses 268
Total Liabilities 3,340
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,337,216
Total accumulated earnings (loss) 748,539
Net Assets $ 2,085,755
Net Assets:
Class A $ 2,028,340
Class C 5,220
Class R6 3,461
Class Y 48,734
Total $ 2,085,755
Shares (unlimited number of shares authorized with no par value):
Class A 75,984
Class C 257
Class R6 129
Class Y 1,779
Total 78,149
Net asset value, offering and redemption price per share:(a)
Class A $ 26.69
Class C(b) 20.32
Class R6 26.76
Class Y 27.40
Maximum Sales Charge — Class A 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 28.32
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended June 30, 2026
5
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Core Equity Fund
Investment Income:
Dividends $ 25,132
Interest 114
Foreign tax withholding (523)
Total Income 24,723
Expenses:
Investment advisory fees 5,024
Administration fees 438
Sub-Administration fees 6
12b-1 fees — Class A 2,445
12b-1 fees — Class C 25
Custodian fees 14
Transfer agent fees — Class A 92
Transfer agent fees — Class C 1
Transfer agent fees — Class R6 — (a)
Transfer agent fees — Class Y 1
Sub-Transfer agent fees — Class A 218
Sub-Transfer agent fees — Class C — (a)
Sub-Transfer agent fees — Class Y 18
Trustees' fees 35
Legal and audit fees 40
State registration and filing fees 30
Other expenses 23
Recoupment of prior expenses waived/reimbursed by Adviser — (a)
Total Expenses 8,410
Expenses waived/reimbursed by Adviser — (a)
Net Expenses 8,410
Net Investment Income (Loss) 16,313
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 222,903
Net change in unrealized appreciation/depreciation on investment securities (54,310)
Net realized/unrealized gains (losses) on investments 168,593
Change in net assets resulting from operations $ 184,906
(a) Rounds to less than $1 thousand.

6
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Core Equity Fund
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,313 $ 16,470
Net realized gains (losses) 222,903 204,132
Net change in unrealized appreciation/depreciation (54,310) 77,935
Change in net assets resulting from operations 184,906 298,537
Distributions to Shareholders:
Class A — (138,985)
Class C — (428)
Class R6 — (170)
Class Y — (3,135)
Change in net assets resulting from distributions to shareholders — (142,718)
Change in net assets resulting from capital transactions (93,433) (63,446)
Change in net assets 91,473 92,373
Net Assets:
Beginning of period 1,994,282 1,901,909
End of period $ 2,085,755 $ 1,994,282
* Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

7
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Core Equity Fund
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 21,666 $ 13,045
Distributions reinvested — 134,136
Cost of shares redeemed (116,659) (190,698)
Total Class A $ (94,993) $ (43,517)
Class C
Proceeds from shares issued $ 164 $ 379
Distributions reinvested — 428
Cost of shares redeemed (449) (1,297)
Total Class C $ (285) $ (490)
Class R
Proceeds from shares issued $ — $ 44
Distributions reinvested — —
Cost of shares redeemed — (1,253)
Total Class R $ — $ (1,209)
Class R6
Proceeds from shares issued $ 1,079 $ 1,649
Distributions reinvested — 170
Cost of shares redeemed (372) (25,605)
Total Class R6 $ 707 $ (23,786)
Class Y
Proceeds from shares issued $ 5,882 $ 89,328
Distributions reinvested — 3,030
Cost of shares redeemed (4,744) (86,802)
Total Class Y $ 1,138 $ 5,556
Change in net assets resulting from capital transactions $ (93,433) $ (63,446)
Share Transactions:
Class A
Issued 852 558
Reinvested — 5,541
Redeemed (4,614) (8,056)
Total Class A (3,762) (1,957)
Class C
Issued 9 21
Reinvested — 23
Redeemed (23) (70)
Total Class C (14) (26)
Class R
Issued — 2
Reinvested — —
Redeemed — (58)
Total Class R — (56)
Class R6
Issued 42 69
Reinvested — 7
Redeemed (15) (1,107)
Total Class R6 27 (1,031)
Class Y
Issued 229 3,471
Reinvested — 122
Redeemed (182) (3,430)
Total Class Y 47 163
Change in Shares (3,702) (2,907)
* Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Pioneer Core Equity Fund
Class A*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $24.37 $22.45 $20.76 $18.08 $23.39 $22.55
Investment Activities:
Net investment income (loss)(a) 0.20 0.20 0.21 0.21 0.16 0.13
Net realized and unrealized gains (losses) 2.12 3.55 2.80 3.06 (4.19) 5.48
Total from Investment Activities 2.32 3.75 3.01 3.27 (4.03) 5.61
Distributions to Shareholders from:
Net investment income — (0.21) (0.22) (0.22) (0.16) (0.12)
Net realized gains — (1.62) (1.10) (0.37) (1.12) (4.65)
Total Distributions — (1.83) (1.32) (0.59) (1.28) (4.77)
Net Asset Value, End of Period $26.69 $24.37 $22.45 $20.76 $18.08 $23.39
Total Return(b)(c) 9.52% 16.85%(d) 14.34%(e) 18.19% (17.24)%(f) 25.57%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.84% 0.85% 0.86% 0.88% 0.87% 0.88%
Net Investment Income (Loss)(g) 1.62% 0.86% 0.96% 1.08% 0.81% 0.54%
Gross Expenses(g)(h) 0.84% 0.85% 0.86% 0.88% 0.87% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $2,028,340 $1,943,456 $1,833,970 $1,754,598 $1,614,739 $2,121,706
Portfolio Turnover(b)( i ) 22% 64%(j) 54%(j) 106% 75% 64%
* Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended December 31, 2025, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been
14.23%.
(f) The class action lawsuit did not have an impact on the total return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

9
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Core Equity Fund
Class C*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $18.62 $17.55 $16.50 $14.47 $19.01 $19.15
Investment Activities:
Net investment income (loss)(a) 0.08 0.01 0.03 0.04 0.01 (0.09)
Net realized and unrealized gains (losses) 1.62 2.76 2.20 2.44 (3.38) 4.60
Total from Investment Activities 1.70 2.77 2.23 2.48 (3.37) 4.51
Distributions to Shareholders from:
Net investment income — (0.08) (0.08) (0.08) (0.05) —
Net realized gains — (1.62) (1.10) (0.37) (1.12) (4.65)
Total Distributions — (1.70) (1.18) (0.45) (1.17) (4.65)
Net Asset Value, End of Period $20.32 $18.62 $17.55 $16.50 $14.47 $19.01
Total Return(b)(c) 9.13% 15.96%(d) 13.36%(e) 17.27% (17.76)%(f) 24.39%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.61% 1.65% 1.65% 1.67% 1.57% 1.81%
Net Investment Income (Loss)(g) 0.84% 0.06% 0.17% 0.28% 0.09% (0.41)%
Gross Expenses(g)(h) 1.61% 1.65% 1.65% 1.67% 1.57% 1.81%
Supplemental Data:
Net Assets at end of period (000's) $5,220 $5,053 $5,220 $5,645 $6,460 $9,539
Portfolio Turnover(b)( i ) 22% 64%(j) 54%(j) 106% 75% 64%
* Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended December 31, 2025, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(e) For the year ended December 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(f) The class action lawsuit did not have an impact on the total return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Core Equity Fund
Class R6*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $24.40 $22.46 $20.77 $18.08 $23.39 $22.54
Investment Activities:
Net investment income (loss)(a) 0.24 0.23 0.28 0.27 0.23 0.21
Net realized and unrealized gains (losses) 2.12 3.61 2.79 3.07 (4.20) 5.48
Total from Investment Activities 2.36 3.84 3.07 3.34 (3.97) 5.69
Distributions to Shareholders from:
Net investment income — (0.28) (0.28) (0.28) (0.22) (0.19)
Net realized gains — (1.62) (1.10) (0.37) (1.12) (4.65)
Total Distributions — (1.90) (1.38) (0.65) (1.34) (4.84)
Net Asset Value, End of Period $26.76 $24.40 $22.46 $20.77 $18.08 $23.39
Total Return(b)(c) 9.67% 17.22%(d) 14.64%(e) 18.57% (16.98)%(f) 25.93%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.57% 0.54% 0.57% 0.58% 0.57% 0.56%
Net Investment Income (Loss)(g) 1.87% 0.97% 1.25% 1.37% 1.13% 0.84%
Gross Expenses(g)(h) 0.58% 0.55% 0.57% 0.58% 0.57% 0.56%
Supplemental Data:
Net Assets at end of period (000's) $3,461 $2,488 $25,442 $26,803 $26,761 $32,961
Portfolio Turnover(b)( i ) 22% 64%(j) 54%(j) 106% 75% 64%
* Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended December 31, 2025, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R6’s total return was less than 0.005%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been
14.59%.
(f) The class action lawsuit did not have an impact on the total return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Core Equity Fund
Class Y*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $24.99 $22.97 $21.21 $18.46 $23.84 $22.90
Investment Activities:
Net investment income (loss)(a) 0.24 0.26 0.27 0.26 0.21 0.19
Net realized and unrealized gains (losses) 2.17 3.64 2.85 3.12 (4.26) 5.57
Total from Investment Activities 2.41 3.90 3.12 3.38 (4.05) 5.76
Distributions to Shareholders from:
Net investment income — (0.26) (0.26) (0.26) (0.21) (0.17)
Net realized gains — (1.62) (1.10) (0.37) (1.12) (4.65)
Total Distributions — (1.88) (1.36) (0.63) (1.33) (4.82)
Net Asset Value, End of Period $27.40 $24.99 $22.97 $21.21 $18.46 $23.84
Total Return(b)(c) 9.64% 17.11%(d) 14.56%(e) 18.42% (17.04)%(f) 25.84%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.64% 0.65% 0.67% 0.66% 0.66% 0.65%
Net Investment Income (Loss)(g) 1.82% 1.08% 1.19% 1.29% 0.99% 0.76%
Gross Expenses(g)(h) 0.64% 0.65% 0.67% 0.66% 0.66% 0.65%
Supplemental Data:
Net Assets at end of period (000's) $48,734 $43,285 $36,026 $31,285 $27,336 $34,872
Portfolio Turnover(b)( i ) 22% 64%(j) 54%(j) 106% 75% 64%
* Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2025, the total return would have been
17.06%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been
14.46%.
(f) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2022, the total return would have been
(17.08)%.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Notes to Financial Statements
June 30, 2026
Victory Portfolios IV
12
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Core Equity Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class
A, Class C, Class R6, Class A, and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding
Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the
Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek long-term capital growth.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Core Equity Fund Core Equity Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
13
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Fund did not have any securities on loan.
Level 1 Level 2 Level 3 Total
Core Equity Fund
Common Stocks ............................................... $ 2,054,100 $ — $ — $ 2,054,100
Total ....................................................... $ 2,054,100 $ — $ — $ 2,054,100

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
14
(Unaudited)
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
15
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-
kind transactions for the six months ended June 30, 2026, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended June 30, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Excluding U.S. Government
Securities
Purchases Sales
Core Equity Fund .......................................................................... $ 440,555 $ 542,680
Adviser Fee Tier Rates
Up to $5 billion Over $5 billion
Core Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%, plus 0.45%
Annual Charge
Up to $15
billion
Over $15 billion
- $30 billion
Over $30
billion - $85
billion
Over $85
billion
Core Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
16
(Unaudited)
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
The Distributor, an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution
Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended June 30, 2026, are reflected on the Statement of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2026, the
Distributor received $11 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
 (a) Rounds to less than $1 thousands.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Core Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.86% 1.65% 0.57% 0.67%
December 31,
2027
December 31,
2028 Total
Core Equity Fund ................................................................. $ —(a) $ —(a) $ —(a)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
17
(Unaudited)
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Mid-Size Companies Risk —  Compared to large companies, mid-size companies, and the market for their equity securities may be more sensitive to changes in earnings results and investor expectations, or poor economic or market conditions, including  those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
6. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR Adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR Adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2026.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
18
(Unaudited)
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19408-0826

June 30, 2026
Semi-Annual: Full Financials
Victory Pioneer Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 13

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios IV
Victory Pioneer Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.2%)
Communication Services (9.0%):
Alphabet, Inc. , Class A ................................................... 2,177,315 $ 778,107
Meta Platforms, Inc. , Class A .............................................. 398,518 224,481
1,002,588
Communications Equipment (1.0%):
Cisco Systems, Inc. ..................................................... 990,467 116,340
Consumer Discretionary (6.5%):
Amazon.com, Inc. (a) .................................................... 2,175,329 518,468
Tesla, Inc. (a) .......................................................... 482,924 203,118
721,586
Consumer Staples (2.4%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 3,121,190 272,230
Electronic Equipment, Instruments & Components (1.1%):
Corning, Inc. .......................................................... 468,699 119,720
Energy (4.0%):
Cameco Corp. ......................................................... 696,829 70,979
Cheniere Energy, Inc. .................................................... 919,982 219,885
The Williams Cos., Inc. .................................................. 2,177,011 161,839
452,703
Financials (6.8%):
CME Group, Inc. , Class A ................................................. 292,837 64,667
State Street Corp. ....................................................... 1,141,361 193,575
The Goldman Sachs Group, Inc. ............................................ 175,386 177,380
Truist Financial Corp. .................................................... 2,328,632 116,012
Visa, Inc. , Class A ...................................................... 611,156 209,682
761,316
Health Care (7.9%):
Eli Lilly & Co. ......................................................... 310,380 372,279
Labcorp Holdings, Inc. ................................................... 1,064,280 297,998
Vertex Pharmaceuticals, Inc. (a) ............................................. 428,863 213,029
883,306
Industrials (13.1%):
ABB Ltd. , ADR ........................................................ 892,101 96,971
EMCOR Group, Inc. .................................................... 164,199 136,265
GE Vernova, Inc. ....................................................... 194,686 228,729
MasTec, Inc. (a) ........................................................ 372,598 155,023
Quanta Services, Inc. .................................................... 233,102 167,843
Regal Rexnord Corp. .................................................... 717,107 170,808
United Parcel Service, Inc. , Class B .......................................... 4,705,465 505,838
1,461,477
IT Services (0.7%):
Accenture PLC , Class A .................................................. 611,023 76,036
Materials (7.2%):
Freeport-McMoRan, Inc. ................................................. 6,234,217 392,070
Martin Marietta Materials, Inc. ............................................. 712,625 410,971
803,041
Semiconductors & Semiconductor Equipment (19.7%):
Advanced Micro Devices, Inc. (a) ............................................ 196,722 114,278
Applied Materials, Inc. ................................................... 350,035 253,075
Broadcom, Inc. ........................................................ 757,688 286,217
GLOBALFOUNDRIES, Inc. .............................................. 1,343,287 110,700
KLA Corp. ........................................................... 869,568 262,357
NVIDIA Corp. ......................................................... 4,966,488 993,745
Rigetti Computing, Inc. (a) ................................................ 323,176 6,244
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 375,700 179,423
2,206,039

Victory Portfolios IV
Victory Pioneer Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Software (8.3%):
Microsoft Corp. ........................................................ 1,186,614 $ 442,631
ServiceNow, Inc. (a) ..................................................... 1,598,723 158,721
Synopsys, Inc. (a) ....................................................... 512,744 228,720
Zscaler, Inc. (a) ......................................................... 678,385 95,754
925,826
Technology Hardware, Storage & Peripherals (4.2%):
Apple, Inc. ........................................................... 1,606,920 464,978
IonQ, Inc. (a) .......................................................... 189,574 10,097
475,075
Utilities (7.3%):
Constellation Energy Corp. ................................................ 1,134,777 281,845
Fervo Energy Co. , Class A (a) .............................................. 1,253,517 36,640
NRG Energy, Inc. ....................................................... 3,390,459 495,210
813,695
Total Common Stocks (Cost $6,596,594)
a
a
a
11,090,978
Total Investments (Cost $6,596,594) — 99.2% 11,090,978
Other assets in excess of liabilities —  0.8% 91,914
NET ASSETS - 100.00% $ 11,182,892
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
June 30, 2026
4
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Fund
Assets:
Investments, at value (Cost $6,596,594) $ 11,090,978
Cash 92,314
Receivables:
Dividends and interest 998
Capital shares issued 3,902
Investments sold 32,175
From Adviser 1,537
Reclaims 2,713
Prepaid expenses 224
Total Assets 11,224,841
Liabilities:
Payables:
Investments purchased 28,807
Capital shares redeemed 4,654
Accrued expenses and other payables:
Investment advisory fees 6,114
Administration fees 403
Custodian fees 18
Transfer agent fees 604
Sub-Transfer agent fees 306
12b-1 fees 954
Other accrued expenses 89
Total Liabilities 41,949
Commitments and contingencies (Note 5 )
Net Assets:
Capital 5,916,128
Total accumulated earnings (loss) 5,266,764
Net Assets $ 11,182,892
Net Assets:
Class A $ 8,871,385
Class C 115,870
Class R 74,188
Class R6 160,909
Class Y 1,960,540
Total $ 11,182,892
Shares (unlimited number of shares authorized with no par value):
Class A 181,546
Class C 3,311
Class R 1,517
Class R6 3,202
Class Y 39,004
Total 228,580
Net asset value, offering and redemption price per share:(a)
Class A $ 48.87
Class C(b) 34.99
Class R 48.91
Class R6 50.25
Class Y 50.27
Maximum Sales Charge — Class A 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 51.85
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended June 30, 2026
5
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Fund
Investment Income:
Dividends $ 59,823
Interest 960
Foreign tax withholding (549)
Total Income 60,234
Expenses:
Investment advisory fees 35,518
Administration fees 2,308
Sub-Administration fees 5
12b-1 fees — Class A 10,630
12b-1 fees — Class C 552
12b-1 fees — Class R 182
Custodian fees 73
Transfer agent fees — Class A 542
Transfer agent fees — Class C 5
Transfer agent fees — Class R 4
Transfer agent fees — Class R6 1
Transfer agent fees — Class Y 19
Sub-Transfer agent fees — Class A 579
Sub-Transfer agent fees — Class C 25
Sub-Transfer agent fees — Class R 41
Sub-Transfer agent fees — Class Y 672
Trustees' fees 185
Legal and audit fees 142
State registration and filing fees 64
Other expenses 130
Recoupment of prior expenses waived/reimbursed by Adviser 310
Total Expenses 51,987
Expenses waived/reimbursed by Adviser (5,303)
Net Expenses 46,684
Net Investment Income (Loss) 13,550
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 550,240
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 574,985
Net realized/unrealized gains (losses) on investments 1,125,225
Change in net assets resulting from operations $ 1,138,775

6
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Fund
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 13,550 $ 24,499
Net realized gains (losses) 550,240 1,021,485
Net change in unrealized appreciation/depreciation 574,985 885,902
Change in net assets resulting from operations 1,138,775 1,931,886
Distributions to Shareholders:
Class A (9,487) (762,757)
Class C — (13,007)
Class R — (6,017)
Class R6 (227) (5,030)
Class Y (3,958) (148,848)
Change in net assets resulting from distributions to shareholders (13,672) (935,659)
Change in net assets resulting from capital transactions (56,496) 148,960
Change in net assets 1,068,607 1,145,187
Net Assets:
Beginning of period 10,114,285 8,969,098
End of period $ 11,182,892 $ 10,114,285
* Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class
R6, Class R, and Class Y shares of the Fund, respectively.

7
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Fund
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 154,592 $ 122,882
Distributions reinvested 9,222 739,645
Cost of shares redeemed (439,950) (806,817)
Total Class A $ (276,136) $ 55,710
Class C
Proceeds from shares issued $ 9,322 $ 12,148
Distributions reinvested — 12,690
Cost of shares redeemed (11,608) (26,985)
Total Class C $ (2,286) $ (2,147)
Class R
Proceeds from shares issued $ 10,802 $ 11,334
Distributions reinvested — 6,017
Cost of shares redeemed (11,742) (12,706)
Total Class R $ (940) $ 4,645
Class R6
Proceeds from shares issued $ 106,905 $ 31,947
Distributions reinvested 226 5,019
Cost of shares redeemed (17,615) (24,384)
Total Class R6 $ 89,516 $ 12,582
Class Y
Proceeds from shares issued $ 402,287 $ 583,733
Distributions reinvested 3,678 139,139
Cost of shares redeemed (272,615) (644,702)
Total Class Y $ 133,350 $ 78,170
Change in net assets resulting from capital transactions $ (56,496) $ 148,960
Share Transactions:
Class A
Issued 3,303 2,952
Reinvested 202 17,100
Redeemed (9,440) (19,270)
Total Class A (5,935) 782
Class C
Issued 279 393
Reinvested — 408
Redeemed (348) (880)
Total Class C (69) (79)
Class R
Issued 235 266
Reinvested — 139
Redeemed (251) (309)
Total Class R (16) 96
Class R6
Issued 2,298 740
Reinvested 5 113
Redeemed (377) (568)
Total Class R6 1,926 285
Class Y
Issued 8,426 13,429
Reinvested 78 3,128
Redeemed (5,721) (15,626)
Total Class Y 2,783 931
Change in Shares (1,311) 2,015
* Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class
R6, Class R, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Pioneer Fund
Class A*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $43.98 $39.35 $36.48 $29.27 $37.80 $34.54
Investment Activities:
Net investment income (loss)(a) 0.05 0.10 0.22 0.25 0.17 0.05
Net realized and unrealized gains (losses) 4.89 8.94 8.22 8.07 (7.49) 9.33
Total from Investment Activities 4.94 9.04 8.44 8.32 (7.32) 9.38
Distributions to Shareholders from:
Net investment income (0.05) (0.10) (0.21) (0.28) (0.17) (0.05)
Net realized gains — (4.31) (5.36) (0.83) (1.04) (6.07)
Total Distributions (0.05) (4.41) (5.57) (1.11) (1.21) (6.12)
Net Asset Value, End of Period $48.87 $43.98 $39.35 $36.48 $29.27 $37.80
Total Return(b)(c) 11.24% 23.19%(d) 22.58%(e) 28.71% (19.47)% 27.81%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.92% 0.91% 0.92% 0.90% 0.91% 0.94%
Net Investment Income (Loss)(f) 0.22% 0.23% 0.53% 0.77% 0.51% 0.13%
Gross Expenses(f)(g) 1.01% 0.95% 0.95% 0.93% 1.00% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $8,871,385 $8,244,469 $7,346,842 $6,481,231 $5,425,590 $7,196,933
Portfolio Turnover(b)(h) 32% 88% 64% 64% 57% 89%
* Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A,
Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2025, the total return would have been
23.16%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been
22.55%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

9
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Fund
Class C*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $31.58 $29.42 $28.42 $23.04 $30.10 $28.70
Investment Activities:
Net investment income (loss)(a) (0.09)(b) (0.18) (0.08) (0.01) (0.07) (0.20)
Net realized and unrealized gains (losses) 3.50 6.65 6.45 6.32 (5.94) 7.67
Total from Investment Activities 3.41 6.47 6.37 6.31 (6.01) 7.47
Distributions to Shareholders from:
Net investment income — — (0.01) (0.10) (0.01) —
Net realized gains — (4.31) (5.36) (0.83) (1.04) (6.07)
Total Distributions — (4.31) (5.37) (0.93) (1.05) (6.07)
Net Asset Value, End of Period $34.99 $31.58 $29.42 $28.42 $23.04 $30.10
Total Return(c)(d) 10.80% 22.21%(e) 21.64%(f) 27.67% (20.10)% 26.79%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.71% 1.71% 1.72% 1.70% 1.70% 1.71%
Net Investment Income (Loss)(g) (0.57)% (0.56)% (0.26)% (0.03)% (0.26)% (0.63)%
Gross Expenses(g)(h) 1.79% 1.74% 1.74% 1.73% 1.80% 1.83%
Supplemental Data:
Net Assets at end of period (000's) $115,870 $106,723 $101,763 $81,485 $70,521 $80,320
Portfolio Turnover(c)(i) 32% 88% 64% 64% 57% 89%
* Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A,
Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) For the year ended December 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class C's total return was less than 0.005%.
(f) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been
21.60%.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Fund
Class R*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $44.04 $39.47 $36.59 $29.36 $37.91 $34.73
Investment Activities:
Net investment income (loss)(a) (0.03)(b) (0.09) 0.03 0.12 —(c) (0.10)
Net realized and unrealized gains (losses) 4.90 8.97 8.24 8.08 (7.49) 9.35
Total from Investment Activities 4.87 8.88 8.27 8.20 (7.49) 9.25
Distributions to Shareholders from:
Net investment income — — (0.03) (0.14) (0.02) —
Net realized gains — (4.31) (5.36) (0.83) (1.04) (6.07)
Total Distributions — (4.31) (5.39) (0.97) (1.06) (6.07)
Net Asset Value, End of Period $48.91 $44.04 $39.47 $36.59 $29.36 $37.91
Total Return(d)(e) 11.04% 22.67%(f) 22.03%(g) 28.15% (19.86)% 27.28%
Ratios to Average Net Assets:
Net Expenses(h)(i) 1.26% 1.35% 1.37% 1.31% 1.41% 1.33%
Net Investment Income (Loss)(h) (0.12)% (0.21)% 0.08% 0.36% 0.01% (0.27)%
Gross Expenses(h)(i) 1.34% 1.38% 1.40% 1.34% 1.50% 1.45%
Supplemental Data:
Net Assets at end of period (000's) $74,188 $67,528 $56,740 $44,991 $39,076 $52,370
Portfolio Turnover(d)(j) 32% 88% 64% 64% 57% 89%
* Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A,
Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2025, the total return would have been
22.64%.
(g) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been
22.00%.
(h) Annualized for periods less than one year.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Fund
Class R6*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $45.23 $40.35 $37.29 $29.89 $38.56 $35.13
Investment Activities:
Net investment income (loss)(a) 0.11 0.22 0.35 0.35 0.28 0.19
Net realized and unrealized gains (losses) 5.01 9.17 8.40 8.24 (7.65) 9.48
Total from Investment Activities 5.12 9.39 8.75 8.59 (7.37) 9.67
Distributions to Shareholders from:
Net investment income (0.10) (0.20) (0.33) (0.36) (0.26) (0.17)
Net realized gains — (4.31) (5.36) (0.83) (1.04) (6.07)
Total Distributions (0.10) (4.51) (5.69) (1.19) (1.30) (6.24)
Net Asset Value, End of Period $50.25 $45.23 $40.35 $37.29 $29.89 $38.56
Total Return(b)(c) 11.34% 23.51%(d) 22.94%(e) 29.06% (19.22)% 28.23%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.64% 0.64% 0.64% 0.61% 0.61% 0.61%
Net Investment Income (Loss)(f) 0.47% 0.50% 0.83% 1.05% 0.84% 0.48%
Gross Expenses(f)(g) 0.73% 0.67% 0.68% 0.65% 0.71% 0.73%
Supplemental Data:
Net Assets at end of period (000's) $160,909 $57,715 $39,992 $25,724 $24,418 $26,995
Portfolio Turnover(b)(h) 32% 88% 64% 64% 57% 89%
* Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A,
Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended December 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class R6's total return was less than 0.005%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been
22.91%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Pioneer Fund
Class Y*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $45.22 $40.34 $37.29 $29.88 $38.55 $35.13
Investment Activities:
Net investment income (loss)(a) 0.12 0.22 0.35 0.35 0.28 0.19
Net realized and unrealized gains (losses) 5.03 9.17 8.39 8.25 (7.65) 9.48
Total from Investment Activities 5.15 9.39 8.74 8.60 (7.37) 9.67
Distributions to Shareholders from:
Net investment income (0.10) (0.20) (0.33) (0.36) (0.26) (0.18)
Net realized gains — (4.31) (5.36) (0.83) (1.04) (6.07)
Total Distributions (0.10) (4.51) (5.69) (1.19) (1.30) (6.25)
Net Asset Value, End of Period $50.27 $45.22 $40.34 $37.29 $29.88 $38.55
Total Return(b)(c) 11.41% 23.52%(d) 22.92%(e) 29.11% (19.23)% 28.20%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.64% 0.64% 0.64% 0.61% 0.61% 0.61%
Net Investment Income (Loss)(f) 0.50% 0.50% 0.82% 1.05% 0.84% 0.48%
Gross Expenses(f)(g) 0.80% 0.77% 0.77% 0.75% 0.82% 0.81%
Supplemental Data:
Net Assets at end of period (000's) $1,960,540 $1,637,850 $1,423,762 $960,805 $978,738 $998,552
Portfolio Turnover(b)(h) 32% 88% 64% 64% 57% 89%
* Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A,
Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended December 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class Y's total return was less than 0.005%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been
22.89%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Portfolios IV
13
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Fund (the “Predecessor Fund”). The Predecessor Fund
transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class A, Class C, Class
R6, Class R, and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”)
which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C,
Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor
Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek reasonable income and capital growth.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Fund Pioneer Fund Class A, Class C, Class R, Class R6,
and Class Y

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
14
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities
Level 1 Level 2 Level 3 Total
Pioneer Fund
Common Stocks ............................................... $ 11,090,978 $ — $ — $ 11,090,978
Total ....................................................... $ 11,090,978 $ — $ — $ 11,090,978

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
15
(Unaudited)
loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-
kind transactions for the six months ended June 30, 2026, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
Excluding U.S. Government
Securities
Purchases Sales
Pioneer Fund ............................................................................. $ 3,425,621 $ 3,550,273

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
16
(Unaudited)
annual reports may be viewed at vcm.com. As of June 30, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment, if any, can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund’s Class
A shares as compared to the S&P 500 Index.
The performance comparison is made for a rolling 36-month period. In addition, the Adviser contractually limits any positive adjustment of the
Fund’s management fee to 0.10% of the Fund’s average daily net assets on an annual basis (i.e., to a maximum management fee of 0.70% of average daily net assets after the performance adjustment).
For the six months ended June 30, 2026, the aggregate performance adjustment resulted in a decrease of $32 thousand to the basic fee, or less than (0.01)% of the Fund's average daily net assets.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended June 30, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Pioneer Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Adviser Fee Tier Rates
Up to $7.5 billion
Over $7.5 billion - $10
billion Over $10 billion
Pioneer Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%, plus 0.575%, plus 0.55%
Annual Charge
Up to $15
billion
Over $15 billion
- $30 billion
Over $30
billion - $85
billion
Over $85
billion
Pioneer Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
17
(Unaudited)
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A, Class C and Class R, at an annual rate of up to 0.25%, 1.00%, and 0.50%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended June 30, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2026, the
Distributor received $149 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the six months ended June 30, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
In effect until April 1, 2028
Class A Class C Class R Class R6 Class Y
Pioneer Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.92% 1.72% 1.37% 0.64% 0.64%
Amount
Pioneer Fund ........................................................................................ $ 310
December 31,
2027
December 31,
2028 Total
Pioneer Fund .................................................................... $ 4,472 $ 5,303 $ 9,775

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
18
(Unaudited)
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, + SOFR Adjustment 0.10%. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR + 1.25%, + 0.10% SOFR Adjustment. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2026.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
19
(Unaudited)
are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19404-0826

June 30, 2026
Semi-Annual: Full Financials
Victory Pioneer U.S. Government Money Market Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
3
Statement of Operations
4
Statements of Changes in Net Assets
5
Financial Highlights
7
Notes to Financial Statements (Form N-CSR Item 7) 9

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios IV
Victory Pioneer U.S. Government Money Market Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (59.8%)
U.S. Treasury Bills
3 .09% (a) ......................................................... $ 1,700 $ 1,699
3 .24% (a) ......................................................... 10,000 9,992
3 .33% (a) ......................................................... 13,000 12,983
3 .38% (a) ......................................................... 11,000 10,983
3 .44% (a) ......................................................... 20,000 19,961
3 .45% (a) ......................................................... 14,000 13,969
3 .49% (a) ......................................................... 57,000 56,846
U.S. Treasury Notes
3 .96% , 7/31/26 ( USBMMY3M + 18 bps ) (b) ................................. 5,000 5,001
3 .98% , 10/31/26 ( USBMMY3M + 21 bps ) (b) ................................ 10,000 10,001
Total U.S. Treasury Obligations (Cost $141,435)
a
a
a
141,435
Repurchase Agreements (40.1%)
Bank of America Corp. , 3 .64% , purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $23,712 (collateralized by U.S. Treasury Notes and Bonds , 0.00%-4.25%,
due 11/15/26-2/15/56, with an aggregate value of $24,184) ......................... $ 23,710 23,710
Bank of Nova Scotia , 3 .64% , purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $23,712 (collateralized by U.S. Treasury Bonds and FNMA Securities ,
3.00%-5.50%, due 2/15/49-12/1/54, with an aggregate value of $24,424) ............... 23,710 23,710
RBC Dominion Securities, Inc. , 3 .64% , purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $23,712 (collateralized by U.S. Treasury Notes and Bonds , 0.00%-
4.63%, due 7/30/26-11/15/55, with an aggregate value of $24,187) .................... 23,710 23,710
Toronto Dominion Bank , 3 .65% , purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $11,851 (collateralized by a FNMA Security , 3.71%, due 4/6/28, with a value of $12,088) ....................................................... 11,850 11,850
Toronto Dominion Bank , 3 .64% , purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $11,851 (collateralized by a U.S. Treasury Bonds , 4.25%, due 6/30/33,
with a value of $12,087) .................................................. 11,850 11,850
Total Repurchase Agreements (Cost $94,830)
a
a
a
94,830
Total Investments (Cost $236,265) — 99.9% 236,265
Other assets in excess of liabilities —  0.1% 228
NET ASSETS - 100.00% $ 236,493
(a) Rate represents the effective yield at June 30, 2026.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
bps
—
Basis points
USBMMY3M
—
3 Month Treasury Bill Rate

Statement of Assets and Liabilities
June 30, 2026
3
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
U.S. Government
Money Market
Fund
Assets:
Investments, at value (Cost $141,435) $ 141,435
Repurchase agreements, at value (Cost $94,830) 94,830
Cash 278
Receivables:
Interest 110
Capital shares issued 83
Prepaid expenses 36
Total Assets 236,772
Liabilities:
Payables:
Distributions 56
Capital shares redeemed 59
Accrued expenses and other payables:
Investment advisory fees 64
Administration fees 9
Custodian fees 5
Transfer agent fees 61
Sub-Transfer agent fees 4
Other accrued expenses 21
Total Liabilities 279
Commitments and contingencies (Note 3 )
Net Assets:
Capital 236,433
Total accumulated earnings (loss) 60
Net Assets $ 236,493
Net Assets:
Class A $ 212,658
Class Y 23,835
Total $ 236,493
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 212,739
Class Y 23,846
Total 236,585
Net asset value, offering and redemption price per share:(a)
Class A $ 1.00
Class Y 1.00
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended June 30, 2026
4
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
U.S. Government
Money Market
Fund
Investment Income:
Interest $ 4,531
Total Income 4,531
Expenses:
Investment advisory fees 428
Administration fees 54
Sub-Administration fees 2
12b-1 fees — Class A 162
Custodian fees 1
Transfer agent fees — Class A 41
Transfer agent fees — Class Y — (a)
Sub-Transfer agent fees — Class A 13
Sub-Transfer agent fees — Class Y 1
Trustees' fees 4
Legal and audit fees 21
State registration and filing fees 19
Other expenses 6
Recoupment of prior expenses waived/reimbursed by Adviser — (a)
Total Expenses 752
Less fees paid indirectly — (a)
Expenses waived/reimbursed by Distributor (162)
Net Expenses 590
Net Investment Income (Loss) 3,941
Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 2
Net realized gains (losses) on investments 2
Change in net assets resulting from operations $ 3,943
(a) Rounds to less than $1 thousand.

5
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer U.S. Government
Money Market Fund
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,941 $ 10,218
Net realized gains (losses) 2 1
Change in net assets resulting from operations 3,943 10,219
Distributions to Shareholders:
Class A (3,434) (8,580)
Class R — (27)
Class Y (482) (1,601)
Change in net assets resulting from distributions to shareholders (3,916) (10,208)
Change in net assets resulting from capital transactions (26,972) (44,972)
Change in net assets (26,945) (44,961)
Net Assets:
Beginning of period 263,438 308,399
End of period $ 236,493 $ 263,438
* Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class R, and Class Y shares of the Predecessor Fund received Class A, Class A, and Class Y shares of the Fund, respectively.

6
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer U.S. Government
Money Market Fund
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 28,154 $ 81,844
Distributions reinvested 3,406 8,377
Cost of shares redeemed (45,340) (96,505)
Total Class A $ (13,780) $ (6,284)
Class R
Proceeds from shares issued $ — $ 295
Distributions reinvested — 27
Cost of shares redeemed — (3,564)
Total Class R $ — $ (3,242)
Class Y
Proceeds from shares issued $ 1,867 $ 38,106
Distributions reinvested 91 160
Cost of shares redeemed (15,150) (73,712)
Total Class Y $ (13,192) $ (35,446)
Change in net assets resulting from capital transactions $ (26,972) $ (44,972)
Share Transactions:
Class A
Issued 28,153 81,845
Reinvested 3,406 8,377
Redeemed (45,340) (96,505)
Total Class A (13,781) (6,283)
Class R
Issued — 295
Reinvested — 27
Redeemed — (3,564)
Total Class R — (3,242)
Class Y
Issued 1,868 38,106
Reinvested 91 160
Redeemed (15,150) (73,712)
Total Class Y (13,191) (35,446)
Change in Shares (26,972) (44,971)
* Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class R, and Class Y shares of the Predecessor Fund received Class A, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
7
See notes to financial statements.
Victory Pioneer U.S. Government Money Market Fund
Class A*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income (loss)(a) 0.02 0.04 0.05 0.05 0.01 —(b)
Net realized and unrealized gains (losses) —(b) —(b) —(b) — —(b) —(b)
Total from Investment Activities 0.02 0.04 0.05 0.05 0.01 —(b)
Distributions to Shareholders from:
Net investment income (0.02) (0.04) (0.05) (0.05) (0.01) —(b)
Total Distributions (0.02) (0.04) (0.05) (0.05) (0.01) —(b)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(c)(d) 1.61% 3.82% 4.75% 4.61% 1.39% 0.02%
Ratios to Average Net Assets:
Net Expenses(e) 0.49%(f) 0.50% 0.54% 0.55% 0.39% 0.04%
Net Investment Income (Loss)(e) 3.20% 3.75% 4.65% 4.52% 1.45% 0.03%
Gross Expenses(e) 0.63%(f) 0.65% 0.69% 0.70% 0.65% 0.79%
Supplemental Data:
Net Assets at end of period (000's) $212,658 $226,414 $232,692 $243,757 $265,715 $215,528
* Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class R, and Class Y shares of the Predecessor Fund received Class A, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Pioneer U.S. Government Money Market Fund
Class Y*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income (loss)(a) 0.02 0.04 0.05 0.05 0.01 —(b)
Net realized and unrealized gains (losses) —(b) —(b) —(b) — —(b) —(b)
Total from Investment Activities 0.02 0.04 0.05 0.05 0.01 —(b)
Distributions to Shareholders from:
Net investment income (0.02) (0.04) (0.05) (0.05) (0.01) —(b)
Total Distributions (0.02) (0.04) (0.05) (0.05) (0.01) —(b)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(c)(d) 1.64% 3.88% 4.81% 4.67% 1.40% 0.02%
Ratios to Average Net Assets:
Net Expenses(e) 0.44%(f) 0.45% 0.48% 0.50% 0.38% 0.05%
Net Investment Income (Loss)(e) 3.25% 3.79% 4.71% 4.58% 1.42% 0.02%
Gross Expenses(e) 0.44%(f) 0.45% 0.48% 0.50% 0.46% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $23,835 $37,023 $72,465 $67,494 $62,204 $54,015
* Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class R, and Class Y shares of the Predecessor Fund received Class A, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
June 30, 2026
Victory Portfolios IV
9
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer U.S. Government Money Market Fund (the
“Predecessor Fund”). The Predecessor Fund transferred all of the net assets of Class A, Class R, and Class Y shares in exchange for the Fund’s
Class A, Class A, and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”)
which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class R, and Class Y shares of the Predecessor Fund received Class A, Class A, and Class Y shares of the Fund, respectively, in the Reorganization. The
Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek preservation of capital, liquidity, and current income.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 3).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer U.S. Government Money Market Fund U.S. Government Money Market Fund Class A and Class Y

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
10
(Unaudited)
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Repurchase agreements are valued at cost, which approximates market value.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under procedures to stabilize net assets and valuation Procedures approved by the Board.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At June
30, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
11
(Unaudited)
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended June 30, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Adviser Fee Tier Rates
Up to $1 billion Over $1 billion
U.S. Government Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35% 0.30%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
U.S. Government Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
12
(Unaudited)
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
The Distributor, an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution
Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A at an annual rate of up to 0.15% of the average daily net assets. The Distributor has voluntarily agreed to waive distribution fees payable by Class A shares as reflected on the Statement of Operations as Expenses waived/reimbursed by Distributor.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than two years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the six months ended June 30, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
 (a) Rounds to less than $1 thousands.
In effect until April 1, 2028
Class A Class Y
U.S. Government Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.48%
Amount
U.S. Government Money Market Fund ...................................................................... $ —(a)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
13
(Unaudited)
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
 (a) Rounds to less than $1 thousands.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
4. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk —  When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value.
Large-Shareholder Risk — The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
Credit Risk — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality including securities that are backed by the full faith and credit of the U.S. government. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
5. Borrowing:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, + SOFR Adjustment 0.10%. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR + 1.25%, + 0.10% SOFR Adjustment. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2026.
December 31,
2027 Total
U.S. Government Money Market Fund .............................................................. $ —(a) $ —(a)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV
14
(Unaudited)
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
 (a) Rounds to less than $1 thousands.
7. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Short-Term
Amount
Long-Term
Amount Total
U.S. Government Money Market Fund ....................................... $ (1) $ — (a) $ (1)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
2341-0626

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

         Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios IV

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      September 3, 2026

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      September 3, 2026